Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Basic Materials (5.7%)
	RPM International Inc.	2,165,408	125,680
	Chemours Co.	2,742,283	101,903
	WR Grace & Co.	1,105,271	86,255
	Ashland Global Holdings Inc.	1,030,859	80,541
	Huntsman Corp.	3,249,431	73,080
	Steel Dynamics Inc.	1,790,627	63,155
	Olin Corp.	2,707,841	62,660
	United States Steel Corp.	2,842,002	55,391
	Domtar Corp.	1,027,901	51,035
	Scotts Miracle-Gro Co.	634,995	49,898
^	Cleveland-Cliffs Inc.	4,800,266	47,955
	Sensient Technologies Corp.	694,185	47,059
*	Alcoa Corp.	1,528,103	43,031
	Quaker Chemical Corp.	207,820	41,633
	HB Fuller Co.	831,982	40,468
	PolyOne Corp.	1,267,733	37,157
	Cabot Corp.	872,314	36,314
	Carpenter Technology Corp.	775,161	35,541
	Peabody Energy Corp.	1,237,119	35,048
	Minerals Technologies Inc.	572,330	33,647
	Innospec Inc.	399,177	33,271
	Commercial Metals Co.	1,918,505	32,768
*	GCP Applied Technologies Inc.	1,060,545	31,392
	Compass Minerals International Inc.	553,526	30,095
	Stepan Co.	331,130	28,981
	Kaiser Aluminum Corp.	251,430	26,332
*	Univar Inc.	1,098,820	24,350
	Arch Coal Inc. Class A	260,943	23,816
	Warrior Met Coal Inc.	760,595	23,122
	Worthington Industries Inc.	609,306	22,739
	Tronox Holdings plc Class A	1,459,632	19,194
	Schweitzer-Mauduit International Inc.	492,303	19,062
	Materion Corp.	328,860	18,765
	Hecla Mining Co.	8,114,849	18,664
*	Contura Energy Inc.	297,288	17,219
*	Kraton Corp.	516,460	16,620
^,* AK Steel Holding Corp.		5,122,311	14,086
*	Ferro Corp.	707,982	13,402
*	CONSOL Energy Inc.	380,722	13,028
	Rayonier Advanced Materials Inc.	872,845	11,836
	PH Glatfelter Co.	749,692	10,586
	Schnitzer Steel Industries Inc.	429,895	10,318
	Innophos Holdings Inc.	307,866	9,279
*	Koppers Holdings Inc.	335,167	8,708
	Tredegar Corp.	517,673	8,355
	Resolute Forest Products Inc.	1,026,051	8,106
*	Century Aluminum Co.	846,201	7,514
*	TimkenSteel Corp.	630,183	6,844
	Haynes International Inc.	195,807	6,428

	FutureFuel Corp.	460,302	6,168
*	Coeur Mining Inc.	1,470,081	5,998
	Kronos Worldwide Inc.	409,846	5,746
*	Clearwater Paper Corp.	287,098	5,593
*	SunCoke Energy Inc.	580,170	4,926
			1,690,762
Consumer Goods (7.4%)
*	US Foods Holding Corp.	3,572,129	124,703
	Leggett & Platt Inc.	2,145,778	90,595
*	Herbalife Nutrition Ltd.	1,636,777	86,733
^,* Mattel Inc.		5,656,432	73,534
*	Deckers Outdoor Corp.	478,247	70,298
	Goodyear Tire & Rubber Co.	3,813,347	69,212
	Flowers Foods Inc.	3,114,627	66,404
*	TreeHouse Foods Inc.	920,510	59,419
*	Darling Ingredients Inc.	2,705,854	58,582
	Valvoline Inc.	3,079,449	57,155
	Thor Industries Inc.	857,980	53,512
	Wolverine World Wide Inc.	1,473,719	52,656
	Ingredion Inc.	547,028	51,798
*	Helen of Troy Ltd.	421,315	48,856
	Energizer Holdings Inc.	1,032,200	46,377
	Dana Inc.	2,346,575	41,628
	Nu Skin Enterprises Inc. Class A	862,463	41,277
	Sanderson Farms Inc.	308,764	40,707
	Polaris Industries Inc.	471,742	39,829
*	Edgewell Personal Care Co.	887,551	38,955
	Toll Brothers Inc.	1,075,674	38,939
	Spectrum Brands Holdings Inc.	659,389	36,121
	KB Home	1,417,591	34,263
	Herman Miller Inc.	960,995	33,808
*	Hain Celestial Group Inc.	1,448,271	33,484
*	Taylor Morrison Home Corp. Class A	1,797,294	31,902
*	Visteon Corp.	465,222	31,333
*	TRI Pointe Group Inc.	2,320,269	29,328
*	G-III Apparel Group Ltd.	723,865	28,926
	Delphi Technologies plc	1,448,153	27,891
*	Meritor Inc.	1,365,617	27,790
*	Meritage Homes Corp.	590,774	26,413
^	B&G Foods Inc.	1,078,074	26,327
*	American Axle & Manufacturing Holdings Inc.	1,829,718	26,183
	HNI Corp.	714,368	25,924
	La-Z-Boy Inc.	764,823	25,232
	Lancaster Colony Corp.	158,642	24,858
	Cooper Tire & Rubber Co.	821,156	24,544
	Universal Corp.	410,025	23,630
	Columbia Sportswear Co.	222,893	23,221
	MDC Holdings Inc.	796,130	23,136
	Cal-Maine Foods Inc.	465,533	20,777
	Steelcase Inc. Class A	1,381,615	20,102
*	Hostess Brands Inc. Class A	1,547,632	19,345
	Tenneco Inc. Class A	835,285	18,510
*	Garrett Motion Inc.	1,247,925	18,382
*	Pilgrim's Pride Corp.	814,574	18,157
	Tupperware Brands Corp.	671,472	17,176
	Seaboard Corp.	3,758	16,102
*	Central Garden & Pet Co. Class A	687,766	15,991

	Andersons Inc.	470,464	15,163
	ACCO Brands Corp.	1,741,171	14,904
	Fresh Del Monte Produce Inc.	534,423	14,445
	Knoll Inc.	755,369	14,284
	Sturm Ruger & Co. Inc.	267,099	14,162
*	Cooper-Standard Holdings Inc.	300,915	14,131
	Acushnet Holdings Corp.	570,773	13,208
^	Tootsie Roll Industries Inc.	290,536	10,820
*	Modine Manufacturing Co.	775,196	10,752
	Inter Parfums Inc.	141,079	10,704
^,* Fossil Group Inc.		762,256	10,458
	Movado Group Inc.	272,679	9,920
	National Presto Industries Inc.	90,337	9,806
	Oxford Industries Inc.	127,583	9,602
*	American Outdoor Brands Corp.	897,403	8,382
*	Vista Outdoor Inc.	995,751	7,976
	Ethan Allen Interiors Inc.	378,109	7,233
^,* GoPro Inc. Class A		1,005,813	6,538
	Phibro Animal Health Corp. Class A	180,159	5,945
	Dean Foods Co.	1,640,763	4,972
*	Central Garden & Pet Co.	177,226	4,530
	Titan International Inc.	491,319	2,933
*	elf Beauty Inc.	208,056	2,205
^,* YETI Holdings Inc.		39	1
*	Sonos Inc.	48	—
	Superior Industries International Inc.	52	—
			2,203,099
Consumer Services (11.4%)
	Service Corp. International	2,832,836	113,738
	Foot Locker Inc.	1,853,999	112,352
	KAR Auction Services Inc.	2,182,508	111,985
*	JetBlue Airways Corp.	5,038,342	82,427
	H&R Block Inc.	3,370,512	80,690
	Wyndham Hotels & Resorts Inc.	1,606,001	80,284
	New York Times Co. Class A	2,425,283	79,671
^	Williams-Sonoma Inc.	1,314,529	73,969
	Cinemark Holdings Inc.	1,720,633	68,808
*	Performance Food Group Co.	1,638,729	64,959
^	Cracker Barrel Old Country Store Inc.	395,274	63,880
	Wyndham Destinations Inc.	1,516,193	61,391
	American Eagle Outfitters Inc.	2,747,287	60,907
	Tribune Media Co. Class A	1,303,324	60,135
*	Spirit Airlines Inc.	1,121,430	59,279
*	LiveRamp Holdings Inc.	1,064,129	58,070
	Aaron's Inc.	1,101,620	57,945
	Extended Stay America Inc.	3,083,515	55,349
	Wendy's Co.	3,045,970	54,492
*	ServiceMaster Global Holdings Inc.	1,115,143	52,077
	TEGNA Inc.	3,527,263	49,734
	Sabre Corp.	2,259,062	48,321
	AMERCO	129,187	47,994
	Graham Holdings Co. Class B	67,814	46,329
*	TripAdvisor Inc.	871,007	44,813
*	AutoNation Inc.	1,248,977	44,614
	Strategic Education Inc.	337,396	44,304
*	Adtalem Global Education Inc.	946,095	43,823
	SkyWest Inc.	802,597	43,573

*	BJ's Wholesale Club Holdings Inc.	1,572,206	43,078
*	Murphy USA Inc.	502,676	43,039
	Sinclair Broadcast Group Inc. Class A	1,117,792	43,013
	Dick's Sporting Goods Inc.	1,146,706	42,210
*	AMC Networks Inc. Class A	702,419	39,869
	Hillenbrand Inc.	922,362	38,306
*	Penn National Gaming Inc.	1,847,789	37,141
*	Urban Outfitters Inc.	1,231,612	36,505
*	Sally Beauty Holdings Inc.	1,968,935	36,248
^	Bed Bath & Beyond Inc.	2,133,134	36,242
	Meredith Corp.	652,442	36,054
*	Avis Budget Group Inc.	993,326	34,627
	John Wiley & Sons Inc. Class A	746,035	32,990
	Cheesecake Factory Inc.	668,171	32,687
	Office Depot Inc.	8,960,311	32,526
	Lithia Motors Inc. Class A	349,105	32,380
	Bloomin' Brands Inc.	1,504,201	30,761
	Abercrombie & Fitch Co.	1,078,094	29,551
	Brinker International Inc.	613,555	27,230
	Lions Gate Entertainment Corp. Class B	1,802,128	27,212
	Core-Mark Holding Co. Inc.	710,780	26,391
*	Cars.com Inc.	1,117,755	25,485
	Dine Brands Global Inc.	275,224	25,125
	DSW Inc. Class A	1,128,238	25,069
	Big Lots Inc.	654,403	24,880
	Penske Automotive Group Inc.	552,672	24,677
	Children's Place Inc.	250,490	24,368
*	frontdoor Inc.	695,268	23,931
	Signet Jewelers Ltd.	845,903	22,975
*	Asbury Automotive Group Inc.	319,417	22,155
*	Laureate Education Inc. Class A	1,439,263	21,546
*	K12 Inc.	627,371	21,412
*	MSG Networks Inc.	945,880	20,573
	Hawaiian Holdings Inc.	749,752	19,681
	Gannett Co. Inc.	1,831,643	19,306
	Group 1 Automotive Inc.	282,864	18,301
	Guess? Inc.	922,951	18,090
	Matthews International Corp. Class A	487,632	18,018
*	Liberty TripAdvisor Holdings Inc. Class A	1,219,348	17,303
	GameStop Corp. Class A	1,635,868	16,620
	Scholastic Corp.	408,080	16,225
	International Speedway Corp. Class A	365,943	15,966
*	Rent-A-Center Inc.	745,203	15,552
*	Hertz Global Holdings Inc.	894,369	15,535
	Caleres Inc.	623,496	15,394
*	Genesco Inc.	325,054	14,806
*	Michaels Cos. Inc.	1,278,779	14,604
	Lions Gate Entertainment Corp. Class A	867,730	13,571
^	Dillard's Inc. Class A	182,722	13,160
^	AMC Entertainment Holdings Inc. Class A	883,178	13,115
*	Groupon Inc. Class A	3,688,131	13,093
*	Houghton Mifflin Harcourt Co.	1,793,454	13,038
^,* Rite Aid Corp.		18,254,701	11,592
*	SeaWorld Entertainment Inc.	448,915	11,564
*	United Natural Foods Inc.	874,288	11,558
	Weis Markets Inc.	254,359	10,380
	Entercom Communications Corp. Class A	1,906,805	10,011

^	Buckle Inc.	508,034	9,510
	New Media Investment Group Inc.	902,202	9,473
*	Regis Corp.	452,056	8,892
^	Papa John's International Inc.	166,424	8,812
	Chico's FAS Inc.	2,047,219	8,742
*	Zumiez Inc.	335,423	8,349
*	Herc Holdings Inc.	211,149	8,231
^,* Party City Holdco Inc.		1,008,268	8,006
*	BrightView Holdings Inc.	500,304	7,204
^,* JC Penney Co. Inc.		4,743,968	7,069
	National CineMedia Inc.	934,841	6,591
	Tailored Brands Inc.	811,789	6,364
	Emerald Expositions Events Inc.	457,637	5,812
	Sonic Automotive Inc. Class A	382,447	5,664
*	Diplomat Pharmacy Inc.	883,981	5,136
*	El Pollo Loco Holdings Inc.	382,572	4,977
*	Fiesta Restaurant Group Inc.	368,350	4,829
*	Biglari Holdings Inc. Class B	31,681	4,478
*	Express Inc.	1,012,465	4,333
*	American Public Education Inc.	143,305	4,316
*	Clear Channel Outdoor Holdings Inc. Class A	695,084	3,719
*	Ascena Retail Group Inc.	2,952,402	3,189
	Cato Corp. Class A	211,936	3,175
^,* Lands' End Inc.		183,313	3,045
	Speedway Motorsports Inc.	184,480	2,669
*	Smart & Final Stores Inc.	517,047	2,554
	Barnes & Noble Inc.	359,927	1,954
*	Biglari Holdings Inc.	2,192	1,612
	EW Scripps Co. Class A	125	3
*	Stitch Fix Inc. Class A	91	3
			3,401,363
Financials (34.1%)
	National Retail Properties Inc.	2,664,321	147,577
	Gaming and Leisure Properties Inc.	3,361,697	129,661
	Apartment Investment & Management Co.	2,458,945	123,660
	Liberty Property Trust	2,434,914	117,899
	Brown & Brown Inc.	3,926,352	115,867
	East West Bancorp Inc.	2,387,038	114,506
	New Residential Investment Corp.	6,737,899	113,938
	American Financial Group Inc.	1,103,808	106,197
	WP Carey Inc.	1,337,282	104,749
	Park Hotels & Resorts Inc.	3,302,432	102,640
	RenaissanceRe Holdings Ltd.	693,902	99,575
	Old Republic International Corp.	4,724,366	98,834
	Commerce Bancshares Inc.	1,665,317	96,688
	Starwood Property Trust Inc.	4,317,719	96,501
	Assurant Inc.	1,015,578	96,389
	EPR Properties	1,225,288	94,225
	LPL Financial Holdings Inc.	1,330,765	92,688
	Cullen/Frost Bankers Inc.	938,251	91,076
	Brixmor Property Group Inc.	4,904,718	90,100
	First American Financial Corp.	1,740,487	89,635
	Synovus Financial Corp.	2,594,168	89,136
	Primerica Inc.	705,059	86,123
	Popular Inc.	1,646,878	85,852
	New York Community Bancorp Inc.	7,390,049	85,503
	CIT Group Inc.	1,660,865	79,672

Highwoods Properties Inc.	1,702,919	79,663
Hanover Insurance Group Inc.	694,882	79,335
* MGIC Investment Corp.	5,943,852	78,399
JBG SMITH Properties	1,888,252	78,079
Lazard Ltd. Class A	2,129,831	76,972
Webster Financial Corp.	1,513,919	76,710
PacWest Bancorp	2,022,158	76,053
Prosperity Bancshares Inc.	1,095,616	75,663
Erie Indemnity Co. Class A	418,085	74,637
First Industrial Realty Trust Inc.	2,085,567	73,746
Eaton Vance Corp.	1,820,987	73,404
Assured Guaranty Ltd.	1,651,735	73,387
First Horizon National Corp.	5,240,254	73,259
Radian Group Inc.	3,509,432	72,786
Axis Capital Holdings Ltd.	1,305,547	71,518
* Brighthouse Financial Inc.	1,928,139	69,972
Janus Henderson Group plc	2,769,313	69,177
Blackstone Mortgage Trust Inc. Class A	1,949,608	67,378
Hospitality Properties Trust	2,557,185	67,280
EastGroup Properties Inc.	599,524	66,931
Cousins Properties Inc.	6,916,086	66,809
Rayonier Inc.	2,116,988	66,727
IBERIABANK Corp.	917,463	65,791
Kemper Corp.	851,655	64,845
Omega Healthcare Investors Inc.	1,662,601	63,428
Wintrust Financial Corp.	928,006	62,483
Equity Commonwealth	1,907,629	62,360
United Bankshares Inc.	1,697,902	61,532
First Financial Bankshares Inc.	1,061,379	61,326
Selective Insurance Group Inc.	966,336	61,150
Two Harbors Investment Corp.	4,416,527	59,756
Umpqua Holdings Corp.	3,613,589	59,624
Stifel Financial Corp.	1,121,107	59,150
Weingarten Realty Investors	1,986,529	58,344
Apple Hospitality REIT Inc.	3,566,360	58,132
First Hawaiian Inc.	2,220,591	57,846
Chimera Investment Corp.	3,080,988	57,738
Associated Banc-Corp	2,702,149	57,691
FNB Corp.	5,354,665	56,759
Hancock Whitney Corp.	1,392,572	56,260
Glacier Bancorp Inc.	1,389,053	55,659
MB Financial Inc.	1,300,110	54,746
BankUnited Inc.	1,629,731	54,433
Bank of Hawaii Corp.	690,060	54,425
Sunstone Hotel Investors Inc.	3,740,891	53,869
MFA Financial Inc.	7,401,133	53,806
Outfront Media Inc.	2,282,054	53,400
TCF Financial Corp.	2,562,478	53,018
National Health Investors Inc.	670,802	52,691
Community Bank System Inc.	843,688	50,427
RLJ Lodging Trust	2,863,821	50,317
Taubman Centers Inc.	948,211	50,141
UMB Financial Corp.	778,858	49,878
RLI Corp.	693,138	49,733
Valley National Bancorp	5,163,672	49,468
Corporate Office Properties Trust	1,777,695	48,531
Chemical Financial Corp.	1,172,627	48,265

Old National Bancorp	2,867,307	47,024
Navient Corp.	4,036,800	46,706
SLM Corp.	4,712,451	46,700
White Mountains Insurance Group Ltd.	49,776	46,067
CVB Financial Corp.	2,185,098	45,996
Federated Investors Inc. Class B	1,567,133	45,933
Brandywine Realty Trust	2,884,373	45,746
Senior Housing Properties Trust	3,877,876	45,681
BancorpSouth Bank	1,606,309	45,330
Fulton Financial Corp.	2,883,297	44,633
Investors Bancorp Inc.	3,765,340	44,619
Empire State Realty Trust Inc.	2,822,443	44,595
Columbia Property Trust Inc.	1,906,563	42,917
CNO Financial Group Inc.	2,648,654	42,855
Piedmont Office Realty Trust Inc. Class A	2,052,239	42,789
Cathay General Bancorp	1,261,670	42,783
Retail Properties of America Inc.	3,482,956	42,457
Independent Bank Corp.	510,657	41,368
Union Bankshares Corp.	1,270,145	41,064
First BanCorp	3,576,292	40,984
Brookfield Property REIT Inc. Class A	1,981,881	40,609
Agree Realty Corp.	585,063	40,568
Apollo Commercial Real Estate Finance Inc.	2,214,415	40,302
Xenia Hotels & Resorts Inc.	1,832,711	40,155
South State Corp.	586,017	40,048
Columbia Banking System Inc.	1,197,051	39,132
BOK Financial Corp.	477,761	38,961
OneMain Holdings Inc.	1,224,508	38,878
Washington Federal Inc.	1,326,655	38,327
Legg Mason Inc.	1,399,777	38,312
Cadence BanCorp Class A	2,064,067	38,288
American Equity Investment Life Holding Co.	1,407,165	38,022
CoreCivic Inc.	1,931,907	37,576
Santander Consumer USA Holdings Inc.	1,776,236	37,532
Argo Group International Holdings Ltd.	528,066	37,313
DiamondRock Hospitality Co.	3,417,082	37,007
International Bancshares Corp.	973,039	37,005
Washington REIT	1,298,824	36,861
PotlatchDeltic Corp.	970,926	36,691
First Financial Bancorp	1,521,165	36,599
Acadia Realty Trust	1,331,025	36,297
GEO Group Inc.	1,885,304	36,198
First Citizens BancShares Inc. Class A	87,633	35,684
First Midwest Bancorp Inc.	1,742,418	35,650
Urban Edge Properties	1,761,932	33,477
WesBanco Inc.	841,169	33,436
Invesco Mortgage Capital Inc.	2,110,324	33,343
Sterling Bancorp	1,784,639	33,248
Lexington Realty Trust	3,660,731	33,166
Trustmark Corp.	968,845	32,582
United Community Banks Inc.	1,291,498	32,197
Tanger Factory Outlet Centers Inc.	1,526,990	32,036
First Merchants Corp.	867,168	31,955
Navigators Group Inc.	454,117	31,729
* Genworth Financial Inc. Class A	8,212,914	31,455
Renasant Corp.	900,728	30,490
ProAssurance Corp.	875,224	30,291

SITE Centers Corp.	2,210,803	30,111
Banner Corp.	545,528	29,551
LTC Properties Inc.	644,013	29,496
Mack-Cali Realty Corp.	1,325,026	29,416
Great Western Bancorp Inc.	931,012	29,411
* Cushman & Wakefield plc	1,597,798	28,441
Alexander & Baldwin Inc.	1,114,285	28,347
Sabra Health Care REIT Inc.	1,450,770	28,246
* Enstar Group Ltd.	161,131	28,037
Capitol Federal Financial Inc.	2,064,654	27,563
Northwest Bancshares Inc.	1,610,404	27,329
Ladder Capital Corp. Class A	1,529,505	26,032
Chesapeake Lodging Trust	930,088	25,866
* Cannae Holdings Inc.	1,054,962	25,593
Westamerica Bancorporation	413,891	25,578
Hope Bancorp Inc.	1,948,641	25,488
Redwood Trust Inc.	1,565,119	25,277
Provident Financial Services Inc.	972,099	25,168
National General Holdings Corp.	1,036,992	24,608
BGC Partners Inc. Class A	4,540,527	24,110
NBT Bancorp Inc.	669,395	24,105
First Interstate BancSystem Inc. Class A	597,707	23,801
Walker & Dunlop Inc.	459,846	23,411
Horace Mann Educators Corp.	663,675	23,368
Global Net Lease Inc.	1,235,906	23,359
^ Seritage Growth Properties Class A	523,431	23,261
Mercury General Corp.	452,956	22,680
^ Realogy Holdings Corp.	1,926,835	21,966
PennyMac Mortgage Investment Trust	1,053,196	21,812
Office Properties Income Trust	782,173	21,619
Industrial Logistics Properties Trust	1,052,074	21,220
Artisan Partners Asset Management Inc. Class A	838,191	21,097
PennyMac Financial Services Inc.	948,284	21,090
S&T Bancorp Inc.	533,305	21,082
Colony Credit Real Estate Inc.	1,336,679	20,932
Hilltop Holdings Inc.	1,134,236	20,700
Waddell & Reed Financial Inc. Class A	1,188,584	20,551
Safety Insurance Group Inc.	234,001	20,391
Employers Holdings Inc.	507,486	20,355
Park National Corp.	213,649	20,243
First Commonwealth Financial Corp.	1,602,448	20,191
* PRA Group Inc.	734,844	19,701
City Holding Co.	252,929	19,271
ARMOUR Residential REIT Inc.	951,432	18,581
American Finance Trust Inc.	1,712,099	18,491
FGL Holdings	2,343,886	18,446
Clearway Energy Inc.	1,215,211	18,362
Washington Prime Group Inc.	3,143,549	17,761
Berkshire Hills Bancorp Inc.	650,479	17,719
Getty Realty Corp.	547,394	17,533
Brookline Bancorp Inc.	1,217,357	17,530
TPG RE Finance Trust Inc.	892,017	17,484
Piper Jaffray Cos.	238,227	17,350
Ares Management Corp.	746,896	17,335
OFG Bancorp	867,376	17,165
WSFS Financial Corp.	417,081	16,099
American National Insurance Co.	131,620	15,902

	Tompkins Financial Corp.	208,031	15,825
	United Fire Group Inc.	360,605	15,762
	Flagstar Bancorp Inc.	471,037	15,507
	RPT Realty	1,290,187	15,495
	Granite Point Mortgage Trust Inc.	812,122	15,081
	BancFirst Corp.	286,896	14,962
	Universal Health Realty Income Trust	195,758	14,821
	Boston Private Financial Holdings Inc.	1,341,119	14,699
	InfraREIT Inc.	674,489	14,144
*	Ambac Financial Group Inc.	769,390	13,941
	American Assets Trust Inc.	303,277	13,908
^,* Encore Capital Group Inc.		506,400	13,789
*	World Acceptance Corp.	116,463	13,641
	Central Pacific Financial Corp.	469,327	13,535
*	MBIA Inc.	1,380,550	13,143
	Houlihan Lokey Inc. Class A	282,786	12,966
*	Columbia Financial Inc.	790,013	12,380
	Franklin Street Properties Corp.	1,710,789	12,301
	Investors Real Estate Trust	204,231	12,235
	Capstead Mortgage Corp.	1,372,592	11,791
	Heartland Financial USA Inc.	264,009	11,260
	Hersha Hospitality Trust Class A	644,200	11,042
	Saul Centers Inc.	212,895	10,936
	FBL Financial Group Inc. Class A	168,589	10,574
	Urstadt Biddle Properties Inc. Class A	506,185	10,448
	Virtus Investment Partners Inc.	107,071	10,445
	Nelnet Inc. Class A	188,384	10,374
	Summit Hotel Properties Inc.	904,090	10,316
	Oritani Financial Corp.	611,593	10,171
*	LendingClub Corp.	3,282,769	10,144
	National Western Life Group Inc. Class A	38,287	10,049
	Northfield Bancorp Inc.	717,257	9,970
	Dime Community Bancshares Inc.	530,759	9,941
	State Auto Financial Corp.	295,876	9,740
	iStar Inc.	1,117,637	9,411
	AG Mortgage Investment Trust Inc.	544,453	9,169
	Clearway Energy Inc. Class A	594,217	8,640
	CorePoint Lodging Inc.	719,394	8,036
	Ashford Hospitality Trust Inc.	1,656,741	7,870
	KKR Real Estate Finance Trust Inc.	373,518	7,478
	Retail Value Inc.	230,941	7,198
^	Pennsylvania REIT	1,117,257	7,028
	Anworth Mortgage Asset Corp.	1,687,120	6,816
*	Third Point Reinsurance Ltd.	584,860	6,071
*	Greenlight Capital Re Ltd. Class A	486,647	5,290
*	Tejon Ranch Co.	299,954	5,279
	Greenhill & Co. Inc.	212,320	4,567
^	CBL & Associates Properties Inc.	2,914,505	4,517
*	EZCORP Inc. Class A	423,996	3,952
^,* Altisource Portfolio Solutions SA		131,030	3,101
	Spirit MTA REIT	310,580	2,016
*	Forestar Group Inc.	104,742	1,811
	Associated Capital Group Inc. Class A	38,554	1,525
	Urstadt Biddle Properties Inc.	29,748	497
*	MoneyGram International Inc.	5,533	11
*	Ocwen Financial Corp.	265	—
			10,162,516

Health Care (4.1%)
*	Sage Therapeutics Inc.	827,149	131,558
	Encompass Health Corp.	1,542,385	90,075
	STERIS plc	695,506	89,046
*	United Therapeutics Corp.	678,001	79,577
*	Molina Healthcare Inc.	487,402	69,192
	Hill-Rom Holdings Inc.	546,098	57,810
*	Charles River Laboratories International Inc.	396,810	57,637
*	Tenet Healthcare Corp.	1,679,364	48,433
*	Myriad Genetics Inc.	1,138,085	37,784
*	MEDNAX Inc.	1,363,809	37,055
*	Haemonetics Corp.	416,854	36,466
	CONMED Corp.	435,043	36,187
*	Aerie Pharmaceuticals Inc.	741,428	35,218
*	Avanos Medical Inc.	773,373	33,007
*	Mallinckrodt plc	1,364,176	29,657
	Patterson Cos. Inc.	1,313,857	28,708
*	Endo International plc	3,306,182	26,549
*	Magellan Health Inc.	395,166	26,049
*	Select Medical Holdings Corp.	1,804,016	25,419
*	Reata Pharmaceuticals Inc. Class A	294,732	25,191
*	Prestige Consumer Healthcare Inc.	841,164	25,159
*	AnaptysBio Inc.	326,044	23,817
^,* Denali Therapeutics Inc.		1,002,434	23,276
*	Brookdale Senior Living Inc.	2,886,039	18,990
*	Mirati Therapeutics Inc.	250,974	18,396
*	Zogenix Inc.	322,520	17,742
^,* Madrigal Pharmaceuticals Inc.		137,684	17,246
	National HealthCare Corp.	169,486	12,861
*	Varex Imaging Corp.	326,054	11,047
*	Intra-Cellular Therapies Inc.	754,177	9,186
^,* Community Health Systems Inc.		1,892,419	7,059
^,* Allogene Therapeutics Inc.		211,217	6,106
*	Akorn Inc.	1,659,220	5,840
*	PDL BioPharma Inc.	1,267,818	4,716
*	Kiniksa Pharmaceuticals Ltd. Class A	246,346	4,449
	Owens & Minor Inc.	1,037,818	4,255
*	G1 Therapeutics Inc.	247,527	4,109
^,* Surgery Partners Inc.		258,416	2,915
*	American Renal Associates Holdings Inc.	251,566	1,545
	Invacare Corp.	101,778	852
^,* Moderna Inc.		35,452	721
^,* Synergy Pharmaceuticals Inc.		1,169,882	11
*	Blueprint Medicines Corp.	95	8
*	Gossamer Bio Inc.	34	1
*	Alector Inc.	21	—
§	Wright Medical Group Inc. CVR	71,097	—
			1,220,925
Industrials (20.4%)
	IDEX Corp.	1,262,935	191,638
	PerkinElmer Inc.	1,828,707	176,214
	Spirit AeroSystems Holdings Inc. Class A	1,731,745	158,507
	Allegion plc	1,554,295	140,990
	Booz Allen Hamilton Holding Corp. Class A	2,192,587	127,477
	Carlisle Cos. Inc.	941,810	115,485
	AptarGroup Inc.	1,038,145	110,448
	Donaldson Co. Inc.	2,105,924	105,423

Sonoco Products Co.	1,645,457	101,245
Quanta Services Inc.	2,403,250	90,699
Oshkosh Corp.	1,150,098	86,407
Lincoln Electric Holdings Inc.	1,006,845	84,444
ManpowerGroup Inc.	1,013,626	83,817
* Genesee & Wyoming Inc. Class A	961,209	83,760
Bemis Co. Inc.	1,506,638	83,588
ITT Inc.	1,440,560	83,552
MDU Resources Group Inc.	3,220,914	83,196
* Stericycle Inc.	1,485,777	80,856
Acuity Brands Inc.	654,955	78,601
Avnet Inc.	1,778,694	77,142
* AECOM	2,559,920	75,953
Curtiss-Wright Corp.	642,866	72,862
AGCO Corp.	1,028,757	71,550
nVent Electric plc	2,617,081	70,609
Crane Co.	831,722	70,380
EMCOR Group Inc.	873,239	63,816
Graphic Packaging Holding Co.	4,878,783	61,619
MSC Industrial Direct Co. Inc. Class A	739,577	61,170
Jabil Inc.	2,283,323	60,714
Brink's Co.	788,385	59,452
MSA Safety Inc.	567,574	58,687
Regal Beloit Corp.	708,460	58,002
Ryder System Inc.	871,799	54,043
Louisiana-Pacific Corp.	2,215,378	54,011
Tetra Tech Inc.	905,148	53,938
* Generac Holdings Inc.	1,021,331	52,323
* MasTec Inc.	1,032,326	49,655
Macquarie Infrastructure Corp.	1,199,748	49,454
Kennametal Inc.	1,343,497	49,374
* CoreLogic Inc.	1,320,086	49,186
Timken Co.	1,118,439	48,786
Flowserve Corp.	1,074,432	48,500
* FTI Consulting Inc.	629,706	48,374
Owens-Illinois Inc.	2,517,199	47,776
GATX Corp.	615,695	47,021
Moog Inc. Class A	529,620	46,050
Valmont Industries Inc.	343,758	44,723
KBR Inc.	2,305,790	44,018
* Rexnord Corp.	1,712,704	43,057
Fluor Corp.	1,148,390	42,261
Owens Corning	894,475	42,148
EnerSys	635,187	41,389
Barnes Group Inc.	798,471	41,049
* Conduent Inc.	2,936,123	40,607
* WESCO International Inc.	761,505	40,367
Vishay Intertechnology Inc.	2,165,506	39,997
* Integer Holdings Corp.	529,824	39,959
ABM Industries Inc.	1,082,643	39,354
Korn Ferry	878,768	39,351
* Resideo Technologies Inc.	2,012,594	38,823
UniFirst Corp.	252,855	38,813
Trinity Industries Inc.	1,748,566	37,996
Silgan Holdings Inc.	1,273,964	37,748
Applied Industrial Technologies Inc.	630,673	37,506
* Colfax Corp.	1,248,700	37,061

Watts Water Technologies Inc. Class A	452,030	36,533
* Beacon Roofing Supply Inc.	1,119,564	36,005
Brady Corp. Class A	767,173	35,604
* Kirby Corp.	465,786	34,985
Terex Corp.	1,084,006	34,829
Belden Inc.	644,934	34,633
Deluxe Corp.	755,308	33,022
Altra Industrial Motion Corp.	1,044,556	32,433
Otter Tail Corp.	642,512	32,010
* Plexus Corp.	503,392	30,682
Armstrong World Industries Inc.	386,308	30,681
* Sanmina Corp.	1,062,417	30,651
World Fuel Services Corp.	1,044,815	30,185
Triton International Ltd.	956,621	29,751
* Pluralsight Inc. Class A	931,546	29,567
Universal Forest Products Inc.	947,065	28,308
Mueller Industries Inc.	895,551	28,067
ESCO Technologies Inc.	403,844	27,070
Kaman Corp.	453,320	26,492
EVERTEC Inc.	949,222	26,398
* Harsco Corp.	1,304,174	26,292
* Navistar International Corp.	808,643	26,119
* Knowles Corp.	1,476,975	26,039
* Anixter International Inc.	463,014	25,980
Werner Enterprises Inc.	749,087	25,581
Matson Inc.	697,001	25,155
* SPX Corp.	711,509	24,753
* OSI Systems Inc.	281,219	24,635
Mobile Mini Inc.	725,343	24,618
Actuant Corp. Class A	997,594	24,311
ManTech International Corp. Class A	433,065	23,394
* TriMas Corp.	748,707	22,633
McGrath RentCorp	393,034	22,234
* SPX FLOW Inc.	691,301	22,052
* Hub Group Inc. Class A	538,403	21,994
* Cardtronics plc Class A	602,091	21,422
Rush Enterprises Inc. Class A	505,495	21,135
* Atlas Air Worldwide Holdings Inc.	389,670	19,702
Benchmark Electronics Inc.	707,143	18,562
* Sykes Enterprises Inc.	656,359	18,562
Encore Wire Corp.	323,080	18,487
AAR Corp.	562,055	18,272
* Huron Consulting Group Inc.	380,783	17,981
Greif Inc. Class A	433,685	17,889
* TTM Technologies Inc.	1,511,052	17,725
Aircastle Ltd.	847,149	17,146
Greenbrier Cos. Inc.	526,763	16,978
Boise Cascade Co.	619,921	16,589
Granite Construction Inc.	377,824	16,303
* TrueBlue Inc.	686,408	16,227
* Atkore International Group Inc.	748,936	16,125
MTS Systems Corp.	290,674	15,830
Comfort Systems USA Inc.	301,271	15,784
Primoris Services Corp.	735,825	15,217
Standex International Corp.	203,001	14,900
AVX Corp.	858,587	14,888
Triumph Group Inc.	767,948	14,637

	Navigant Consulting Inc.	722,505	14,067
	Astec Industries Inc.	365,677	13,808
	H&E Equipment Services Inc.	547,106	13,738
*	Milacron Holdings Corp.	1,202,162	13,608
	Kforce Inc.	379,445	13,326
	ArcBest Corp.	414,357	12,758
	Griffon Corp.	658,481	12,169
	Schneider National Inc. Class B	567,418	11,944
	Wabash National Corp.	837,106	11,343
	Kelly Services Inc. Class A	507,553	11,197
*	CIRCOR International Inc.	341,044	11,118
*	Tutor Perini Corp.	643,677	11,020
*	Gates Industrial Corp. plc	749,145	10,743
	Hyster-Yale Materials Handling Inc.	163,838	10,217
*	JELD-WEN Holding Inc.	572,902	10,117
*	Manitowoc Co. Inc.	614,285	10,080
*	Verra Mobility Corp.	809,165	9,629
*	Aegion Corp. Class A	530,382	9,319
	TTEC Holdings Inc.	241,783	8,760
	Methode Electronics Inc.	302,166	8,696
*	GMS Inc.	570,603	8,628
	Resources Connection Inc.	513,343	8,491
*	Wesco Aircraft Holdings Inc.	951,252	8,361
^,* Team Inc.		455,620	7,973
	Briggs & Stratton Corp.	632,845	7,487
*	Donnelley Financial Solutions Inc.	492,064	7,322
*	MACOM Technology Solutions Holdings Inc.	402,384	6,724
	Quad/Graphics Inc.	539,076	6,415
	RR Donnelley & Sons Co.	1,188,125	5,608
	Rush Enterprises Inc. Class B	110,380	4,584
^	Maxar Technologies Inc.	1,036,547	4,167
	Greif Inc. Class B	85,029	4,157
*	International Seaways Inc.	207,935	3,564
	Park Electrochemical Corp.	184,406	2,895
	REV Group Inc.	188,394	2,063
*	Armstrong Flooring Inc.	115,065	1,565
*	Keysight Technologies Inc.	217	19
	LSC Communications Inc.	74	—
*	Forterra Inc.	100	—
			6,084,758
Oil & Gas (3.9%)
	EQT Corp.	4,178,771	86,668
	Murphy Oil Corp.	2,693,093	78,908
	Equitrans Midstream Corp.	3,331,297	72,556
*	First Solar Inc.	1,203,284	63,581
^,* Chesapeake Energy Corp.		20,098,337	62,305
	PBF Energy Inc. Class A	1,767,391	55,037
	Delek US Holdings Inc.	1,278,357	46,558
	Range Resources Corp.	4,078,575	45,843
*	Southwestern Energy Co.	9,510,046	44,602
*	Whiting Petroleum Corp.	1,489,539	38,936
	SM Energy Co.	1,833,574	32,069
*	QEP Resources Inc.	3,858,822	30,060
^	Ensco plc Class A	7,128,247	28,014
*	Dril-Quip Inc.	600,158	27,517
*	CNX Resources Corp.	2,432,103	26,194
*	Oceaneering International Inc.	1,595,398	25,159

*	NOW Inc.	1,773,505	24,758
*	MRC Global Inc.	1,295,543	22,646
*	Rowan Cos. plc Class A	2,067,819	22,312
	Archrock Inc.	2,178,722	21,308
	McDermott International Inc.	2,794,061	20,788
	Arcosa Inc.	677,160	20,687
*	Gulfport Energy Corp.	2,534,795	20,329
	CVR Energy Inc.	493,342	20,326
	SemGroup Corp. Class A	1,333,284	19,653
	Nabors Industries Ltd.	5,512,194	18,962
*	Helix Energy Solutions Group Inc.	2,278,517	18,023
*	Oasis Petroleum Inc.	2,695,957	16,284
*	Denbury Resources Inc.	7,878,386	16,151
*	ProPetro Holding Corp.	713,774	16,088
*	Oil States International Inc.	914,978	15,518
*	Superior Energy Services Inc.	2,662,360	12,433
*	Unit Corp.	873,023	12,432
*	Noble Corp. plc	4,242,587	12,176
	Berry Petroleum Corp.	994,527	11,477
^,* Diamond Offshore Drilling Inc.		1,055,486	11,072
*	KLX Energy Services Holdings Inc.	324,547	8,159
^,* SunPower Corp. Class A		1,116,486	7,268
*	C&J Energy Services Inc.	435,823	6,764
	Green Plains Inc.	308,461	5,145
^	RPC Inc.	402,681	4,595
*	Laredo Petroleum Inc.	1,389,686	4,294
*	Exterran Corp.	222,248	3,745
*	Forum Energy Technologies Inc.	585,353	2,991
^,* Covia Holdings Corp.		402,644	2,251
*	Roan Resources Inc.	362,744	2,216
^,* EP Energy Corp. Class A		230,041	60
*	Alta Mesa Resources Inc. Class A	204	—
			1,164,918
Other (0.0%)2
*,§ Herbalife Ltd. CVR		147,396	1,430
*,§ A Schulman Inc. CVR		420,351	182
*,§ Clinical Data CVR		62,138	—
			1,612
Technology (7.0%)
	Leidos Holdings Inc.	2,402,311	153,964
*	ON Semiconductor Corp.	6,721,659	138,264
	Teradyne Inc.	2,941,043	117,171
	Cypress Semiconductor Corp.	5,931,074	88,492
*	ARRIS International plc	2,719,897	85,976
*	Teradata Corp.	1,941,635	84,752
*	Nuance Communications Inc.	4,681,262	79,254
*	CACI International Inc. Class A	408,789	74,408
*	CommScope Holding Co. Inc.	3,147,905	68,404
	Science Applications International Corp.	871,653	67,074
	SYNNEX Corp.	671,574	64,061
*	Verint Systems Inc.	1,069,121	63,998
*	Tech Data Corp.	612,802	62,757
*	NCR Corp.	1,939,773	52,936
*	Viavi Solutions Inc.	3,729,193	46,167
	Perspecta Inc.	2,275,707	46,015
*	Finisar Corp.	1,931,196	44,746

*	Cirrus Logic Inc.	965,823	40,632
*	Premier Inc. Class A	1,043,053	35,975
*	Covetrus Inc.	1,093,532	34,829
*	NetScout Systems Inc.	1,204,581	33,813
	Progress Software Corp.	754,044	33,457
*	Insight Enterprises Inc.	582,289	32,061
*	Avaya Holdings Corp.	1,849,044	31,119
*	EchoStar Corp. Class A	774,129	28,217
*	Semtech Corp.	537,508	27,364
*	Avalara Inc.	490,374	27,358
	Cabot Microelectronics Corp.	236,419	26,469
*	Blucora Inc.	745,662	24,890
	CSG Systems International Inc.	539,566	22,824
*	Pivotal Software Inc. Class A	1,067,919	22,266
*	Synaptics Inc.	557,899	22,176
*	Pitney Bowes Inc.	3,068,732	21,082
*	Zuora Inc. Class A	1,018,786	20,406
*	Electronics For Imaging Inc.	740,285	19,914
	Xperi Corp.	817,227	19,123
*	Rambus Inc.	1,824,824	19,069
	TiVo Corp.	1,909,882	17,800
*	NETGEAR Inc.	506,508	16,776
*	ScanSource Inc.	416,083	14,904
*	NextGen Healthcare Inc.	875,741	14,739
	Monotype Imaging Holdings Inc.	670,314	13,333
^,* Appian Corp. Class A		345,927	11,910
*	Yext Inc.	533,047	11,652
*	Workiva Inc.	226,879	11,503
	Presidio Inc.	752,995	11,144
	ADTRAN Inc.	760,921	10,425
*	FormFactor Inc.	640,808	10,311
*	Amkor Technology Inc.	1,145,989	9,787
*	Unisys Corp.	783,611	9,145
^,* Elastic NV		113,920	9,099
*	Diebold Nixdorf Inc.	589,320	6,524
*	SVMK Inc.	329,262	5,996
*	Casa Systems Inc.	442,199	3,670
	Systemax Inc.	141,988	3,215
	Computer Programs & Systems Inc.	99,493	2,954
*	Ribbon Communications Inc.	532,816	2,744
*	MongoDB Inc.	60	9
			2,079,123
Telecommunications (0.6%)
	Telephone & Data Systems Inc.	1,553,082	47,726
*	Iridium Communications Inc.	1,550,358	40,992
*	Vonage Holdings Corp.	3,515,833	35,299
*	8x8 Inc.	766,491	15,483
^	Consolidated Communications Holdings Inc.	1,159,935	12,655
*	United States Cellular Corp.	269,789	12,386
*	Intelsat SA	622,915	9,755
^,* Frontier Communications Corp.		822,654	1,637
			175,933
Utilities (5.4%)
	Atmos Energy Corp.	1,935,690	199,241
	UGI Corp.	2,865,896	158,828
	Aqua America Inc.	2,929,398	106,747

National Fuel Gas Co.			1,392,410	84,881
IDACORP Inc.			828,713	82,490
ONE Gas Inc.			865,054	77,016
Portland General Electric Co.			1,470,024	76,206
Black Hills Corp.			989,331	73,280
Hawaiian Electric Industries Inc.			1,795,965	73,221
New Jersey Resources Corp.			1,454,250	72,407
ALLETE Inc.			843,074	69,326
Southwest Gas Holdings Inc.			829,339	68,221
Spire Inc.			793,482	65,296
PNM Resources Inc.			1,303,370	61,702
NorthWestern Corp.			829,476	58,403
South Jersey Industries Inc.			1,509,159	48,399
Avista Corp.			1,082,900	43,987
American States Water Co.			603,432	43,025
California Water Service Group			788,133	42,780
El Paso Electric Co.			665,097	39,121
MGE Energy Inc.			562,605	38,240
Northwest Natural Holding Co.			468,164	30,726
NRG Energy Inc.			637	27
				1,613,570
Total Common Stocks (Cost $26,347,174)				29,798,579
	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.3%)
3,4 Vanguard Market Liquidity Fund	2.554%		3,711,597	371,234

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.439%	4/11/19	1,500	1,499
5 United States Treasury Bill	2.497%	5/23/19	3,000	2,990
				4,489
Total Temporary Cash Investments (Cost $375,648)				375,723
Total Investments (101.3%) (Cost $26,722,822)				30,174,302
Other Assets and Liabilities-Net (-1.3%)4,6				(376,974)
Net Assets (100%)				29,797,328

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $269,823,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $291,212,000 of collateral received for securities on loan, of which $290,612,000 is held in Vanguard
Market Liquidity Fund and $600,000 is held in cash.
5 Securities with a value of $1,993,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,380,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	424	32,729	(50)
E-mini S&P Mid-Cap 400 Index	June 2019	50	9,505	182
				132

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
SLM Corp.	2/4/20	GSI	25,672	(3.112%)	—	(1,534)

1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

Small-Cap Value Index Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Small-Cap Value Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,742,221	54,746	1,612
Temporary Cash Investments	371,234	4,489	—
Futures Contracts—Assets[1]	106	—	—
Swap Contracts—Liabilities	—	(1,534)	—
Total	30,113,561	57,701	1,612
1 Represents variation margin on the last day of the reporting period.